Stockholders’ Equity (Deficit) (Details)									1 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
		Sep. 28, 2023 USD ($)	Jun. 14, 2023 USD ($) $ / shares shares	Nov. 07, 2022	Oct. 04, 2022 $ / shares shares	Sep. 28, 2022	Sep. 23, 2022 USD ($) shares	Jul. 05, 2022 USD ($) $ / shares shares	Sep. 28, 2022 USD ($)	Sep. 23, 2022 USD ($) shares	Jun. 30, 2023 USD ($)	Jul. 05, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2023 AFN (؋) shares	Jan. 27, 2023 $ / shares	Jan. 05, 2023 $ / shares	Oct. 05, 2022 $ / shares	Dec. 31, 2019 $ / shares shares
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, shares authorized													150,000,000	150,000,000	150,000,000	150,000,000
Common stock, par value per share (in Dollars per share) | $ / shares													$ 0.0001	$ 0.0001	$ 0.0001
Vote per share				the Reverse Stock Split										one
Preferred stock, shares authorized													5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, par value per share (in Dollars per share) | $ / shares													$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued													1	1	1	1
Convertible redeemable preferred stock, description														the 2022 Unit Offering including 43,478,261 Common Warrants exercisable for 2,173,913 shares of Common Stock and 2,173,913 Underwriter Warrants exercisable for 108,696 shares of Common Stock. In accordance with our policy, we assessed the warrants issued in connection with the 2022 Unit Offering and determined that there are no instances outside of the Company’s control that could require cash settlement. In addition, we determined that the warrants issued in connection with the 2022 Unit Offering do not meet the definition of a derivative as they are indexed to the Company’s Common Stock and they satisfy all of the additional qualifications to be classified within equity. Accordingly, the net proceeds of $9.2 million were recorded as: (i) an increase to Common Stock of $217 representing the issuance of 1,469,143 shares of Common Stock attributable to the Units and the issuance of 704,770 shares of Common Stock from the exercise of the Pre-funded Warrants, both at their par value of $0.0001 per share and (ii) an increase to Additional Paid-In Capital of $9.2 million
Exchange shares														3,294,574
Exchangeable Share														20-for-one
Exchangeable shares value (in Dollars) | $														$ 180,647
Exchangeable Shares | $														1,180
Total exchangeable shares | $														$ 285,672
Exchanged shares													12,470	14,284		12,470
Pursuant offer sell (in Dollars) | $									$ 20,000,000	$ 2,700,000
Shares issued										118,629		2,282,609	2,282,609
Total shares of common stock														552,148
Gross purchase price (in Dollars) | $														$ 1,100,000
Description of unit offering								(i) 29,382,861 units consisting of 1,469,143 shares of Common Stock together with Common Stock warrants (the “Common Warrants”) to purchase up to 1,469,143 shares of Common Stock (together, the “Units”) and (ii) 14,095,400 pre-funded units, consisting of 14,095,400 pre-funded warrants (“Pre-funded Warrants”) to purchase 704,770 shares of Common Stock, together with Common Warrants to purchase up to 704,770 shares of Common Stock (together, the “Pre-funded Units”). The Units were sold at a public offering price of $0.23 per unit and the Pre-funded Units were sold at a public offering price of $0.2299 per pre-funded unit.
Exercise price (in Dollars per share) | $ / shares								$ 4.6				$ 4.6					$ 0.88
Warrants per share (in Dollars per share) | $ / shares																			$ 3.518
Underwriter warrants to purchase								108,696				108,696
Original conversion price (in Dollars per share) | $ / shares														$ 4.6
Proceeds from net (in Dollars) | $		$ 700,000						$ 9,200,000
Warrants outstanding													45,652,174	45,652,174		45,652,174
Warrants description													In connection with MTech’s initial public offering, MTech sold units consisting of one share of MTech’s common stock and one warrant of MTech (“MTech Public Warrant”). Each MTech Public Warrant entitled the holder to purchase one share of MTech’s common stock. Concurrently with MTech’s initial public offering, MTech sold additional units on a private offering basis. Each of these units consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Private Warrant”).	initial public offering, MTech sold units consisting of one share of MTech’s common stock and one warrant of MTech (“MTech Public Warrant”). Each MTech Public Warrant entitled the holder to purchase one share of MTech’s common stock. Concurrently with MTech’s initial public offering, MTech sold additional units on a private offering basis. Each of these units consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Private Warrant”)
Exchange ratio														one-for-one
Warrants shares													43,478,261	1		43,478,261
Issued														59,747,574
2022 Unit Offering
Stockholders’ Equity (Deficit) (Details) [Line Items]
Unit offering description													(i) 29,382,861 units consisting of 1,469,143 shares of Common Stock together with Common Stock warrants (the “Common Warrants”) to purchase up to 1,469,143 shares of Common Stock (together, the “Units”) and (ii) 14,095,400 pre-funded units, consisting of 14,095,400 pre-funded warrants (“Pre-funded Warrants”) to purchase 704,770 shares of Common Stock, together with Common Warrants to purchase up to 704,770 shares of Common Stock (together, the “Pre-funded Units”). The Units were sold at a public offering price of $0.23 per unit and the Pre-funded Units were sold at a public offering price of $0.2299 per pre-funded unit.
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Class of common stock														1
Exchange shares														23,614
Shares issued														2,282,609
Exercise price (in Dollars per share) | $ / shares														$ 4.6
Warrants shares													1	1		1				1
Investor per share (in Dollars per share) | $ / shares																				$ 230
Excess Stock, Shares Issued														704,770
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercisable expire														5 years
Warrants outstanding														20						20
Posabit Systems Corporation [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Termination fee and related expenses (in Dollars) | $			$ 200,000								$ 200,000
Pre Funded Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares								$ 0.002				$ 0.002
Issued														14,095,400
Common Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 0.37														$ 0.88
Warrants shares													2,173,913			2,173,913
Issued	[1]													43,478,261
Underwriter Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exchange shares													108,696			108,696
Exercise price (in Dollars per share) | $ / shares													$ 0.37					$ 0.88
Exercisable expire													5 years			5 years
Issued	[1]													2,173,913
Effective date													Jun. 29, 2022
Number of shares issued													2,282,609			2,282,609
Underwriter Warrants [Member] | Minimum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares													$ 0.37
Warrants purchase shares								108,696				108,696
Underwriter Warrants [Member] | Maximum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares													$ 0.88
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants outstanding													20			20
Convertible Notes Amendment [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Proceeds deposited in restricted accounts (in Dollars) | $								$ 7,000,000				$ 7,000,000
A T M Program [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Pursuant offer sell (in Dollars) | $									$ 20,000,000	$ 800,000				$ 25,000,000	$ 25,000,000
Shares issued							90,809			90,808
Sale of stock, description						(the “2022 ATM Program”) from time to time through AGP as the sales agent for which they will receive a commission of 3.0% of the gross proceeds. The 2022 ATM Program is currently limited to $3.5 million due to certain restrictions imposed by the registration statement underlying the offering (the “Baby Shelf Limitation”). Under the Baby Shelf Limitation, we may not offer Common Stock under the registration statement with a value of more than one-third of the aggregate market value of our Common Stock held by non-affiliates in any twelve-month period, so long as the aggregate market value of our Common Stock held by non-affiliates is less than $75.0 million.
Total shares of common stock														552,148
Gross purchase price (in Dollars) | $							$ 800,000							$ 1,100,000
Gross proceeds percentage									3.00%
Underlying offering (in Dollars) | $									$ 400,000
Common stock held by non-affiliate (in Dollars) | $									$ 75,000,000
A T M Program [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Pursuant offer sell (in Dollars) | $							$ 2,700,000
Shares issued							118,629
Underwriters [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																			3.518
Private Placement [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Shares issued			1,000,000
Investor per share (in Dollars per share) | $ / shares			$ 0.5
Total cash proceeds (in Dollars) | $			$ 500,000
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercisable expire													5 years			5 years
Warrants per share (in Dollars per share) | $ / shares																			3.518
Warrants outstanding																				20
IPO [Member] | Underwriter Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																			$ 3.518
Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares													$ 0.88
Special Voting Preferred Stock
Stockholders’ Equity (Deficit) (Details) [Line Items]
Vote per share														one
Preferred stock, shares authorized													1	1	1	1
Preferred stock, par value per share (in Dollars per share) | $ / shares													$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued													1	1	1	1
Exchange shares													36,168			36,168
Preferred stock, par value (in Dollars) | $														$ 0.0001
Preference liquidation (in Dollars per share) | $ / shares													$ 1	$ 1	$ 1
Exchangeable shares value (in Dollars) | $													$ 277,450
Exchangeable Shares | ؋																؋ 1,813
Total exchangeable shares | ؋																؋ 249,504
Special voting preferred stock													one
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, par value per share (in Dollars per share) | $ / shares					$ 0.0001
Preferred stock, shares issued					400,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, par value per share (in Dollars per share) | $ / shares					$ 0.0001
Preferred stock, shares issued					100,000
Redeemable Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Convertible redeemable preferred stock, description					(the “Series B Preferred Stock,” and together with the Series A Preferred Stock, the “Convertible Redeemable Preferred Stock”), at an offering price of $9.50 per share, representing a 5 percent original issue discount to the stated value of $10.00 per share, for gross proceeds of approximately $4.75 million in the aggregate, before the deduction of $0.4 million for fees and offering expenses of our financial advisor. We also incurred and paid approximately $0.1 million of other issue costs attributable to third-party professional and legal fees. The aggregate net proceeds (after deducting the fees and expenses of our financial advisor) together with the additional amount to provide for the 105 percent redemption premium, or $0.5 million, on the Convertible Redeemable Preferred Stock was deposited in an account with an escrow agent. The shares of the Convertible Redeemable Preferred Stock were convertible, at a conversion price of $0.25 per share (subject in certain circumstances to adjustments), into shares of our Common Stock, at the option of the holders and, in certain circumstances, by the Company.									The holders of all of the Convertible Redeemable Preferred Stock redeemed their shares for cash at 105 percent of the stated value, or $10.50 per share, of such shares on November 9, 2022. Accordingly, we directed the escrow agent to pay $5.25 million on November 10, 2022 to the holders from the escrow account established upon the date of the Convertible Redeemable Preferred Stock offering. The amounts paid over the offering price upon redemption are considered “deemed” dividends and reported as a reduction of Additional paid-in capital in the consolidated statement of changes in stockholders’ equity (deficit).
Exchange shares													3,294,574			3,294,574
Underwriter Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercisable expire														5 years
Public warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exchange shares																				290,690
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Class of common stock													1
Common Stock, shares authorized													150,000,000			150,000,000
Common stock, par value per share (in Dollars per share) | $ / shares													$ 0.0001
Vote per share													one
Exercise price (in Dollars per share) | $ / shares													$ 0.37
Warrants shares																				1
Investor per share (in Dollars per share) | $ / shares																				$ 230
Warrants purchase shares													2,173,913			2,173,913
Common Stock [Member] | Underwriter Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares													$ 4.6
Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized													5,000,000			5,000,000
Preferred stock, par value per share (in Dollars per share) | $ / shares													$ 0.0001
Common Class A [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants shares													1			1
Public Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exchange shares																				290,690
Mtech [Member] | Mtech Private Warrant [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Purchase share													1			1

[1]	The Common Warrants and Underwriter Warrants are exercisable for a combined amount of 2,282,609 shares of Common Stock at $4.60 per share or a ratio of 20 warrants for one share of Common Stock.